Pension benefits - Weighted-Average Asset Allocation of Funds Related to Defined Benefit Plan (Details)	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	7.20%	13.60%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	68.20%	58.40%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	13.60%	11.00%
Money market
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	10.60%	16.50%
Other
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	0.40%	0.50%